Income tax	6 Months Ended
Sep. 30, 2013
Income tax [Abstract]
Income tax
6	Income tax

Effective from January 1, 2008, under the new Enterprise Income Tax ("EIT") law, the PRC statutory income tax rate is 25%. The Company's PRC subsidiaries are subject to income tax rate of 25% unless otherwise specified.

The new EIT law and its relevant regulations provide transitional tax rates for Beijing Jiachenhong Biological Technologies Co., Ltd. ("Beijing Jiachenhong") which are 24% and 25% for calendar years 2011 and 2012 onwards, respectively. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its "High and New Technology Enterprise" ("HNTE") status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013.

In June 2011, Guangzhou Nuoya received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. Upon the expiration of the HNTE certificate, the tax rate applied to Guangzhou Nuoya would be 25% unless the HNTE status is renewed, which will enable it to preferential income tax rate of 15% from January 1, 2013 to December 31, 2015. For the period from January 1, 2013 to September 30, 2013, the Company has prepaid income tax at the rate of 25%. Management believes that Guangzhou Nuoya meets all the criteria for the renewal of HNTE status and accordingly, applied 15% tax rate to measure taxable temporary differences that are expected to reverse by the calendar year ending December 31, 2015.

The Company's effective income tax rates for the three months ended September 30, 2012 and 2013 were 23.6% and 44.1%, and were 19.5% and 34.9% for the six months ended September 30, 2012 and 2013, respectively. The effective income tax rates for the three and six months ended September 30, 2013 differ from the PRC statutory income tax rate of 25% primarily due to the effect of Beijing Jiachenhong and Guangzhou Nuoya's preferential tax treatments, which is offset by the effect of non-PRC entities not being subject to income tax.

As of and for the six months ended September 30, 2013, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.